SHARE CAPITAL AND SHARE-BASED PAYMENTS - Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	2,549,539	2,204,498
Granted (in shares)	1,317,913	1,151,110
Settled (in shares)	(1,952,191)	(684,819)
Forfeited (in shares)	(109,459)	(121,250)
Outstanding - ending balance (in shares)	1,805,802	2,549,539
Performance Based Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	3,051,936	3,050,646
Granted (in shares)	434,700	396,900
Settled (in shares)	(1,364,297)	(153,355)
Forfeited (in shares)	(359,466)	(242,255)
Outstanding - ending balance (in shares)	1,762,873	3,051,936